Summary of Significant Accounting Policies - Intangibles (Details)	1 Months Ended			12 Months Ended
	Jul. 31, 2022	Jan. 31, 2022	Feb. 28, 2021	Dec. 31, 2025	Aug. 31, 2023	Mar. 31, 2023	Aug. 31, 2011	Mar. 31, 2011
Fortaleza Knutsen
Summary of Significant Accounting Policies
Term of bareboat charter						12 years		12 years
Recife Knutsen
Summary of Significant Accounting Policies
Term of bareboat charter					12 years		12 years
Tuva Knutsen
Summary of Significant Accounting Policies
Amortization Period, Unfavorable contractual rights			5 years
Additional term				10 years
Live Knutsen
Summary of Significant Accounting Policies
Amortization Period, Unfavorable contractual rights		5 years
Additional term				6 years
Daqing Knutsen
Summary of Significant Accounting Policies
Amortization Period, Unfavorable contractual rights	5 years
Additional term				5 years
Unfavorable contractual rights | Fortaleza Knutsen
Summary of Significant Accounting Policies
Amortization Period, Unfavorable contractual rights				12 years
Unfavorable contractual rights | Recife Knutsen
Summary of Significant Accounting Policies
Amortization Period, Unfavorable contractual rights				12 years
Unfavorable contractual rights | Tuva Knutsen
Summary of Significant Accounting Policies
Amortization Period, Unfavorable contractual rights				12 years
Unfavorable contractual rights | Live Knutsen
Summary of Significant Accounting Policies
Amortization Period, Unfavorable contractual rights				8 years
Unfavorable contractual rights | Daqing Knutsen
Summary of Significant Accounting Policies
Amortization Period, Unfavorable contractual rights				7 years